Commitments and Contingencies - Schedule of Future Lease Payment Obligations (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Future Lease Payment Obligations Abstract
2025		$ 91,122
2026		93,136
2027		95,150
2028		72,495
2029		0
Thereafter		0
Total remaining lease payments		351,903
Less: imputed interest		(57,729)
Present Value of remaining lease payments		294,174
Current	$ 69,763	65,389	$ 64,818
Noncurrent	$ 192,780	$ 228,785	$ 287,417
Weighted-average remaining lease term (years)		3 years 2 months 1 day
Weighted-average discount rate		10.00%